Income Taxes - Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Average effective tax rate		27.20%	27.10%
Reconciliation of Effective Tax Rate
Earnings before income taxes		$ 1,928	$ 424
Expected income tax		525	115
Foreign jurisdictions		(36)	20
Non-taxable items		(13)	(1)
Adjustments with respect to previous year		7	(473)
Revaluation of foreign tax pools		(4)	(8)
Other – net		(8)	(15)
Provisions for (recovery of) income taxes		471	(362)
Deferred income tax recovery			436
Canada
Reconciliation of Effective Tax Rate
Earnings before income taxes		734	$ (440)
United States
Disclosure of geographical areas [line items]
Applicable tax rate			35.00%
Reconciliation of Effective Tax Rate
Earnings before income taxes		493	$ 301
Other foreign jurisdictions
Reconciliation of Effective Tax Rate
Earnings before income taxes		$ 701	$ 563
Changes in tax rates or tax laws enacted or announced | United States
Disclosure of geographical areas [line items]
Applicable tax rate	21.00%